RELATED PARTY TRANSACTIONS - Outstanding Balances (Details) - CAD ($) $ in Millions	Mar. 31, 2019	Mar. 31, 2018
Disclosure of transactions between related parties [line items]
Accounts receivable	$ 33.9	$ 38.0
Accounts payable and accrued liabilities	2.2	7.3
Joint ventures
Disclosure of transactions between related parties [line items]
Accounts receivable	33.9	38.0
Contract assets	13.4	15.9
Other assets	18.7	25.3
Accounts payable and accrued liabilities	2.2	7.3
Contract liabilities	30.7	6.4
Other long-term liabilities	$ 1.6	$ 0.0